Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jan. 31, 2026	Apr. 30, 2025	Oct. 31, 2025
Disclosure of credit risk exposure [line items]
ACL	$ 5,753		$ 5,739
Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	193,838		195,787
Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	194,089		196,033
ACL	251		246
Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	949		903
Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		1
Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	116,899		111,143
Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	48,146		53,199
Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,479		13,761
Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,538		3,272
Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,078		13,754
Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	90,954		91,867
Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	91,841		92,741
ACL	887		874
Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	624		627
Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,077		9,985
Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	40,336		21,997
Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,290		28,920
Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,771		12,557
Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,363		2,834
Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,380		15,821
Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,457		11,997
Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,120		12,649
ACL	663		652
Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,512		1,643
Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,023		2,133
Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,819		1,926
Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,468		4,741
Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,930		1,824
Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	368		382
Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	373,067		378,221
Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	376,333		381,499
ACL	3,266		3,278
Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,290		5,561
Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	194,636		192,580
Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	156,115		161,769
Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,292		21,589
Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	674,383		682,922
Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	669,316		677,872
Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	291,831		293,646
Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	686		689
Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,755		1,660
Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	207,002		204,457
Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	75,589		79,126
Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	8,171		9,092
Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	292,517		294,335
Stage 1 | Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	175,516		180,482
Stage 1 | Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	175,571		180,538
ACL	55		56
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		1
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	115,868		110,299
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	42,607		50,148
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,732		7,048
Stage 1 | Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	239		240
Stage 1 | Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,125		12,802
Stage 1 | Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	78,930		80,475
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	79,104		80,657
ACL	174		182
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,076		9,984
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	39,548		21,962
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,478		26,238
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,919		6,991
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	830		670
Stage 1 | Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,253		14,812
Stage 1 | Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,645		9,895
Stage 1 | Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,782		10,020
ACL	137		125
Stage 1 | Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 1 | Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,512		1,643
Stage 1 | Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,014		2,129
Stage 1 | Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,757		1,846
Stage 1 | Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,475		3,550
Stage 1 | Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	777		592
Stage 1 | Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	247		260
Stage 1 | Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	324,491		327,143
Stage 1 | Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	325,232		327,899
ACL	741		756
Stage 1 | Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 1 | Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	191,811		188,707
Stage 1 | Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	133,302		139,069
Stage 1 | Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	119		123
Stage 1 | Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	589,689		599,114
Stage 1 | Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	588,582		597,995
Stage 1 | Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	268,003		268,056
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	279		256
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0		0
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	205,704		202,913
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	62,564		65,393
Stage 1 | Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	14		6
Stage 1 | Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	268,282		268,312
Stage 2 | Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	17,390		14,414
Stage 2 | Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	17,569		14,592
ACL	179		178
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,031		844
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,539		3,051
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,747		6,713
Stage 2 | Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,299		3,032
Stage 2 | Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	953		952
Stage 2 | Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,583		10,925
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,113		11,457
ACL	530		532
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1		1
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	788		35
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,812		2,682
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,852		5,566
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,533		2,164
Stage 2 | Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,127		1,009
Stage 2 | Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,812		2,102
Stage 2 | Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,338		2,629
ACL	526		527
Stage 2 | Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 2 | Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 2 | Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9		4
Stage 2 | Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	62		80
Stage 2 | Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	993		1,191
Stage 2 | Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,153		1,232
Stage 2 | Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	121		122
Stage 2 | Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	44,175		46,319
Stage 2 | Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	45,811		48,039
ACL	1,636		1,720
Stage 2 | Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 2 | Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,825		3,873
Stage 2 | Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	22,813		22,700
Stage 2 | Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,173		21,466
Stage 2 | Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	77,831		76,717
Stage 2 | Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	74,960		73,760
Stage 2 | Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	22,128		23,986
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	352		377
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0		0
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,298		1,544
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	13,025		13,733
Stage 2 | Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	8,157		9,086
Stage 2 | Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	22,480		24,363
Stage 3 | Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	932		891
Stage 3 | Loans: Residential mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	949		903
ACL	17		12
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	949		903
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Residential mortgages | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Consumer instalment and other personal
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	441		467
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	624		627
ACL	183		160
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	624		627
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Consumer instalment and other personal | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Credit cards
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Credit cards | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
ACL	0		0
Stage 3 | Loans: Credit cards | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Credit cards | Gross carrying amount | Exceptionally low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Credit cards | Gross carrying amount | Very low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Credit cards | Gross carrying amount | Low
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Credit cards | Gross carrying amount | Medium
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Credit cards | Gross carrying amount | High
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Credit cards | Gross carrying amount | Not Rated
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Business and government
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,401		4,759
Stage 3 | Loans: Business and government | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,290		5,561
ACL	889		802
Stage 3 | Loans: Business and government | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,290		5,561
Stage 3 | Loans: Business and government | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Business and government | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Loans: Business and government | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0		0
Stage 3 | Total gross loans and acceptances | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,863		7,091
Stage 3 | Total net loans and acceptances
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,774		6,117
Stage 3 | Commitments and financial guarantee contracts
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,700		1,604
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
ACL	55		56
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Impaired
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,755		1,660
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0		0
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Sub-investment grade
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0		0
Stage 3 | Commitments and financial guarantee contracts | Gross carrying amount | Watchlist
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	0		0
Stage 3 | Gross commitments and financial guarantee contracts | Gross carrying amount
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,755		1,660
FVTPL loans | Stage 1 | Loans: Residential mortgages
Disclosure of credit risk exposure [line items]
FVTPL loans	60		79
FVTPL loans | Stage 1 | Loans: Business and government
Disclosure of credit risk exposure [line items]
FVTPL loans	$ 15,125		$ 13,231
Principal | Loans: Credit cards | Low
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days
Interest | Loans: Credit cards | Low
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days